Meridian Contrarian Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Shares	Value
Common Stocks - 91.3%
Communication Services - 1.5%
Interactive Media & Services - 1.5%
Cars.com, Inc.[1]	725,000	$10,461,750
Total Communication Services		10,461,750
Consumer Discretionary - 8.3%
Auto Components - 1.5%
Aptiv Plc[1]	85,000	10,175,350
Diversified Consumer Services - 1.0%
Frontdoor, Inc.[1]	231,000	6,895,350
Hotels, Restaurants & Leisure - 1.2%
Bowlero Corp.[1,2]	632,803	6,739,352
PlayAGS, Inc.[1]	285,000	1,900,950
		8,640,302
Household Durables - 1.8%
Newell Brands, Inc.	593,000	12,696,130
Internet & Direct Marketing Retail - 0.9%
RumbleON, Inc. Class B1,2	195,000	6,670,950
Specialty Retail - 1.3%
Sally Beauty Holdings, Inc.[1,2]	585,000	9,143,550
Textiles, Apparel & Luxury Goods - 0.6%
Skechers U.S.A., Inc. Class A1	101,000	4,116,760
Total Consumer Discretionary		58,338,392
Consumer Staples - 2.9%
Beverages - 2.9%
Molson Coors Beverage Co. Class B	233,000	12,437,540
Vintage Wine Estates, Inc.[1,2]	760,000	7,501,200
Total Consumer Staples		19,938,740
Energy - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
APA Corp.	278,000	11,489,740
California Resources Corp.	130,000	5,814,900
Cameco Corp. (Canada)[2]	221,000	6,431,100
Coterra Energy, Inc.	338,635	9,132,986
Total Energy		32,868,726
Financials - 10.5%
Banks - 5.3%
Comerica, Inc.	178,000	16,096,540
First Citizens BancShares, Inc. Class A	7,000	4,659,200
U.S. Bancorp	309,000	16,423,350
		37,179,090
Insurance - 5.2%
American International Group, Inc.	206,000	12,930,620
	Shares	Value
Axis Capital Holdings Ltd.	379,000	$22,918,130
		35,848,750
Total Financials		73,027,840
Health Care - 8.8%
Biotechnology - 3.0%
Albireo Pharma, Inc.[1]	120,750	3,601,972
Heron Therapeutics, Inc.[1,2]	872,000	4,987,840
Legend Biotech Corp. ADR[1,2]	162,821	5,916,915
ORIC Pharmaceuticals, Inc.[1]	660,000	3,524,400
SpringWorks Therapeutics, Inc.[1,2]	57,000	3,217,080
		21,248,207
Health Care Providers & Services - 3.2%
Acadia Healthcare Co., Inc.[1]	315,000	20,641,950
Aveanna Healthcare Holdings, Inc.[1]	459,000	1,565,190
		22,207,140
Health Care Technology - 2.2%
Change Healthcare, Inc.[1]	695,000	15,151,000
Pharmaceuticals - 0.4%
Osmotica Pharmaceuticals Plc[1]	1,623,000	2,742,870
Total Health Care		61,349,217
Industrials - 19.7%
Aerospace & Defense - 0.4%
Rocket Lab U.S.A., Inc.[1,2]	360,732	2,903,893
Building Products - 1.1%
Advanced Drainage Systems, Inc.	62,800	7,461,268
Commercial Services & Supplies - 3.1%
ACV Auctions, Inc. Class A1	377,833	5,595,707
Driven Brands Holdings, Inc.[1,2]	438,500	11,523,780
VSE Corp.	105,081	4,843,183
		21,962,670
Construction & Engineering - 0.8%
API Group Corp.[1]	254,000	5,341,620
Electrical Equipment - 0.5%
American Superconductor Corp.[1]	515,000	3,919,150
Machinery - 2.2%
CNH Industrial, N.V. (United Kingdom)	439,006	6,962,635
Evoqua Water Technologies Corp.[1]	183,000	8,597,340
		15,559,975
Marine - 2.1%
Matson, Inc.	120,000	14,474,400

Meridian Funds	1	www.meridianfund.com

Meridian Contrarian Fund
Schedule of Investments (continued)
March 31, 2022 (Unaudited)
	Shares	Value
Professional Services - 4.0%
Alight, Inc. Class A1	705,000	$7,014,750
CACI International, Inc. Class A1	70,000	21,088,200
		28,102,950
Road & Rail - 2.0%
AMERCO	23,000	13,729,620
Trading Companies & Distributors - 3.5%
Custom Truck One Source, Inc.[1,2]	1,132,000	9,497,480
Univar Solutions, Inc.[1]	462,000	14,848,680
		24,346,160
Total Industrials		137,801,706
Information Technology - 19.7%
Communications Equipment - 2.8%
Juniper Networks, Inc.	515,000	19,137,400
Electronic Equipment, Instruments & Components - 1.3%
Trimble, Inc.[1]	123,156	8,884,474
Semiconductors & Semiconductor Equipment - 13.6%
Advanced Micro Devices, Inc.[1]	100,000	10,934,000
Ambarella, Inc.[1]	80,000	8,393,600
GLOBALFOUNDRIES, Inc.[1,2]	145,000	9,050,900
Micron Technology, Inc.	177,000	13,786,530
NVIDIA Corp.	16,000	4,365,760
ON Semiconductor Corp.[1]	199,000	12,459,390
PDF Solutions, Inc.[1]	140,000	3,901,800
Photronics, Inc.[1]	600,000	10,182,000
SMART Global Holdings, Inc.[1,2]	852,000	22,007,160
		95,081,140
Software - 2.0%
Cerence, Inc.[1]	48,250	1,741,825
Clear Secure, Inc. Class A1,2	41,200	1,107,456
Cognyte Software Ltd. (Israel)[1]	173,000	1,956,630
Sumo Logic, Inc.[1]	233,396	2,723,731
Zuora, Inc. Class A1	444,000	6,651,120
		14,180,762
Total Information Technology		137,283,776
Materials - 2.0%
Chemicals - 2.0%
Olin Corp.	272,000	14,220,160
Total Materials		14,220,160
Real Estate - 9.1%
Equity Real Estate Investment Trusts (REITS) - 9.1%
Alexander & Baldwin, Inc.	724,000	16,789,560
DigitalBridge Group, Inc.[1]	2,507,000	18,050,400
NETSTREIT Corp.[2]	541,000	12,140,040
VICI Properties, Inc.	575,000	16,364,500
Total Real Estate		63,344,500
	Shares	Value
Utilities - 4.1%
Electric Utilities - 2.5%
ALLETE, Inc.	105,000	$7,032,900
Avangrid, Inc.[2]	227,000	10,609,980
		17,642,880
Independent Power & Renewable Electricity Producers - 1.6%
Brookfield Renewable Corp. Class A	258,800	11,335,440
Total Utilities		28,978,320
Total Common Stocks - 91.3% (Cost $451,092,292)		637,613,127
Warrants - 0.0%
Information Technology - 0.0%
Software - 0.0%
KLDiscovery, Inc., Strike Price $11.50, Expires 12/19/24[1]	450,000	112,050
Total Information Technology		112,050
Total Warrants - 0.0% (Cost $250,695)		112,050
Preferred Stocks - 0.4%
Information Technology - 0.4%
Software - 0.4%
Casters Holdings, Inc. dba Fyllo Compliance Cloud Series C Acquisition Date: 10/25/21, Cost $3,000,000[1,3,4]	2,821,405	3,000,000
Total Information Technology		3,000,000
Total Preferred Stocks - 0.4% (Cost $3,000,000)		3,000,000
	Shares/ Principal Amount
Short-Term Investments - 6.4%[5]
Money Market Funds - 1.7%
BlackRock Liquidity Funds, FedFund, Institutional Class, 0.23%	3,570,000	3,570,000
Goldman Sachs Financial Square Government Fund, Institutional Class, 0.24%	3,701,000	3,701,000
Invesco Short Term Investments, Government & Agency Portfolio, Institutional Class, 0.25%	2,176,000	2,176,000

Meridian Funds	2	www.meridianfund.com

Meridian Contrarian Fund
Schedule of Investments (continued)
March 31, 2022 (Unaudited)
	Shares/ Principal Amount	Value
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.25%	1,669,000	$1,669,000
Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.23%	690,000	690,000
Total Money Market Funds (Cost $11,806,000)		11,806,000
Repurchase Agreements - 4.7%
Bank of America Securities, Inc., dated 3/31/22, due 4/1/22, 0.30% total to be received $10,430,261 (collateralized by various U.S. Government Sponsored Agency, 2.00% - 4.00%, 2/1/36 - 3/1/52, totaling $10,638,777)	$10,430,174	10,430,174
Mizuho Financial Group, Inc., dated 3/31/22, due 4/1/22, 0.28% total to be received $1,716,066 (collateralized by various U.S. Treasury Obligations, 0.25% - 2.88%, 9/30/23 - 8/31/28, totaling $1,750,376)	1,716,053	1,716,053
National Bank Financial, Inc., dated 3/31/22, due 4/1/22, 0.34% total to be received $10,430,273 (collateralized by various U.S. Treasury Obligations, 0.00% - 3.00%, 4/1/22, totaling $10,638,800)	10,430,174	10,430,174
	Shares/ Principal Amount	Value
RBC Dominion Securities, Inc., dated 3/31/22, due 4/1/22, 0.30% total to be received $10,430,261 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 5.50%, 4/26/22 - 3/20/52, totaling $10,638,778)	$10,430,174	$10,430,174
Total Repurchase Agreements (Cost $33,006,575)		33,006,575
Total Short-Term Investments - 6.4% (Cost $44,812,575)		44,812,575
Total Investments - 98.1% (Cost $499,155,562)		685,537,752
Cash and Other Assets, Less Liabilities - 1.9%		13,037,794
Net Assets - 100.0%		$698,575,546

Meridian Funds	3	www.meridianfund.com

Meridian Contrarian Fund
Schedule of Investments (continued)
March 31, 2022 (Unaudited)
ADR—American Depositary Receipt
N.V.—Naamloze Vennootschap is the Dutch term for limited liability company
Plc—Public Limited Company
[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at March 31, 2022. Total value of such securities at period-end amounts to $68,590,495 and represents 9.82% of net assets.
[3]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $3,000,000 and represents 0.43% of net assets.
[4]	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Directors.
[5]	Collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	4	www.meridianfund.com